Cover	Aug. 23, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 26, 2021, AgileThought, Inc., a Delaware corporation (the “Company”) (f/k/a LIV Capital Acquisition Corp. (“LIVK”)), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K (this “Amendment No. 1”) is being filed to amend the Original Report to include additional matters related to the Business Combination under Items 3.03, 5.03, 5.05, 7.01 and 9.01 of Form 8-K.
Document Period End Date	Aug. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39157
Entity Registrant Name	AGILETHOUGHT, INC.
Entity Central Index Key	0001790625
Entity Tax Identification Number	87-2302509
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 W. Las Colinas Blvd
Entity Address, Address Line Two	Suite 1650E
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(971)
Local Phone Number	501-1140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AGIL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGILW
Security Exchange Name	NASDAQ